UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Short-Term Bond Fund of America

Weathering the storm

[photo of a person walking under a yellow umbrella]

Annual report for the year ended August 31, 2008

Short-Term Bond Fund of AmericaSM seeks to provide current income while preserving capital with high-quality debt securities in a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2008 (the most recent calendar quarter-end):

			Lifetime
Class A shares	1 year	5 years	(since 10/2/06)

Reflecting 2.50% maximum sales charge	–0.77%	—	1.96%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.73%. This figure does not reflect a fee waiver or reimbursement currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser began waiving 10% of its management fees on October 2, 2006, and reimbursed other fees and expenses. Fund results shown reflect actual expenses, with the waiver and reimbursement applied. Fund results would have been lower without the waiver and reimbursement. Please see the Financial Highlights table on pages 18 and 19 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2008, reflecting the 2.50% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.97% (2.93% without the fee waiver and reimbursement).

Results for other share classes can be found on page 23.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

[photo of a person walking under a yellow umbrella]

We are pleased to present Short-Term Bond Fund of America’s annual report for the fiscal year ended August 31, 2008.

For the fund’s first full year, the fund produced a total return of 3.0%. This return reflects a decline of 9 cents in the fund’s share price over the 12-month period. It also reflects monthly dividends paid by the fund, which totaled nearly 39 cents a share. Those who reinvested dividends recorded an income return of 3.9%, similar to those who elected to take dividends in cash.

In comparison, the unmanaged Lehman Brothers U.S. Government/Credit 1–3 Year ex BBB Index, the fund’s benchmark, returned 5.9%. The better results of the index can be attributed to the large number of Treasuries in that benchmark and the absence of expense fees.

Compared to its peers, Short-Term Bond Fund of America’s results were above average. The fund’s peer group, as measured by the Lipper Short Investment Grade Debt Funds Average, returned 0.1%.

Bond market overview

The short-term bond market saw a great deal of volatility during much of the fund’s fiscal year. Yields fluctuated significantly as investors grew increasingly concerned about the health of the housing market, the financial system and the overall economy. These concerns led to a flight to quality, with investors driving Treasury prices sharply higher, especially in the latter half of the year. Lower quality bonds continued to deteriorate significantly in the absence of investor interest.

[Begin Sidebar]
Results at a glance

For periods ended August 31, 2008, with dividends reinvested
		Average annual
	Total returns	total returns
	1 year	Lifetime
		(since 10/2/06)

Short-Term Bond Fund of America (Class A shares)	2.99%	3.67%
Lehman Brothers U.S. Government/
Credit 1–3 Year ex BBB Index	5.89	5.60
Lipper Short Investment Grade Debt Funds Average	0.10	1.68
[End Sidebar]

[Begin Sidebar]
In this report

Special feature

4	Weathering the storm
Despite the difficult market environment, the fund’s managers remain committed to keeping volatility low.

Contents

1	Letter to shareholders

3	The value of a long-term perspective

6	Summary investment portfolio

10	Financial statements

24	Board of directors and other officers
[End Sidebar]

In an attempt to bolster confidence in the financial markets and increase availability of credit, the Federal Reserve lowered its key lending rate — the federal funds target rate — seven times over the course of the fund’s fiscal year, from 5.25% to 2.00%. A further reduction of half a point occurred October 8, after the close of the fiscal year.

The Fed’s actions, combined with the government’s income tax rebate program and term lending facility for banks and brokers, have helped the economy. The bond market continues to be volatile, however, due to concerns about the creditworthiness of financial institutions. The effects of the various government liquidity and guarantee programs will likely help bolster confidence, but take time to be fully felt.

How the fund responded

Short-Term Bond Fund of America benefited from its Treasury holdings, which delivered the biggest and most stable gains for the fiscal year. Despite ongoing problems in the overall housing market and questions about issuers Fannie Mae and Freddie Mac, the fund’s agency notes also posted favorable returns, though they lagged behind Treasuries. Overall, fund results were helped by the credit quality of the portfolio, which remained high, and a focus on shorter maturity bonds.

As we begin our third year, we are encouraged by the fund’s progress to date, especially in this difficult market environment. Net assets of the fund nearly quadrupled over the past year, rising from $294 million to nearly $1.2 billion, and the number of shareholders has likewise grown. This influx of assets allowed the fund to increase its holdings in cash and equivalents from 21.9% at the end of last year to 31.9% as of August 31. This cash has served to stabilize the fund’s net asset value relative to its peers.

New assets have also allowed the fund to selectively add a number of attractively priced issues during the frequent periods of volatility. While there remains uncertainty in the bond market, we hope to continue to add carefully researched investments to the fund.

We thank you for your support and interest in the fund, and we look forward to discussing its results again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ David A. Hoag
David A. Hoag
President

October 9, 2008

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

How a $10,000 investment has fared (for the period October 2, 2006, to August 31, 2008, with dividends reinvested)

Fund results shown reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.

[begin mountain chart]
	The fund at net asset value	The fund at maximum offering price	Lehman Bros. U.S. Govt/Credit 1–3 Year ex BBB Index[2]	Lipper Short Investment Grade Debt Funds Average[4]	Consumer Price Index[3]
Month
ended

10/2/06	10,000	9,747	10,000	10,000	10,000
10/31/06	10,048	9,793	10,034	10,035	9,946
11/30/06	10,091	9,835	10,088	10,093	9,931
12/31/06	10,107	9,850	10,092	10,105	9,946
1/31/07	10,132	9,875	10,116	10,129	9,976
2/28/07	10,190	9,931	10,197	10,204	10,030
3/31/07	10,218	9,959	10,237	10,240	10,121
4/30/07	10,266	10,006	10,274	10,278	10,187
5/31/07	10,263	10,003	10,266	10,271	10,249
6/30/07	10,293	10,032	10,310	10,297	10,269
7/31/07	10,352	10,090	10,392	10,336	10,266
8/31/07	10,404	10,140	10,480	10,342	10,247
9/30/07	10,476	10,210	10,558	10,416	10,276
10/31/07	10,519	10,253	10,606	10,441	10,297
11/30/07	10,589	10,321	10,762	10,480	10,359
12/31/07	10,608	10,339	10,794	10,491	10,352
1/31/08	10,729	10,457	10,981	10,588	10,403
2/29/08	10,720	10,448	11,082	10,588	10,433
3/31/08	10,698	10,427	11,094	10,438	10,524
4/30/08	10,685	10,414	11,023	10,424	10,588
5/31/08	10,683	10,412	10,993	10,436	10,677
6/30/08	10,691	10,420	11,014	10,406	10,784
7/31/08	10,697	10,426	11,048	10,330	10,841
8/31/08	$10,715	$10,443	$11,098	$10,324	$10,798
[end mountain chart]

¹As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
[3]Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[4]Calculated by Lipper. The average does not reflect the effect of sales charges.
[5]For the period October 2, 2006 (when the fund began operations), through November 30, 2006.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for the periods ended August 31, 2008)*

Class A shares	1 year	5 years	Lifetime (since 10/2/06)

At maximum offering price
(reflecting the maximum 2.50% sales charge)	0.38%	—	2.29%

At net asset value	2.99	—	3.67

*Assumes reinvestment of all distributions.

Weathering the storm

[photo of clouds in the sky - sunlight filtering through]

The portfolio counselors managing Short-Term Bond Fund of America have two goals: protecting capital against volatility and earning income.

As we’ve learned time and time again, most notably over the last year, there are no sure things when it comes to investing. That’s why it’s important to consider delegating a part of your portfolio in an investment that can help limit your overall volatility.

Of course, during times of rapid growth, it might seem that having money in a short-term bond fund can be a drag on your portfolio. It is times like the present, however, that illustrate the potential of such a move.

Since Short-Term Bond Fund of America’s inception on October 2, 2006, portfolio counselors David Hoag and Mark Macdonald have taken a conservative approach to short-term bond investing that may help differentiate this fund from its peers. They have invested in a mix of short-term bonds and cash instruments that has moderated income but kept the fund’s net asset value (NAV) relatively stable.

You may have noticed this when you reviewed your portfolio statements; Short-Term Bond Fund of America’s share price has stayed fairly close to $10. Through the end of the fiscal year, the fund’s NAV has vacillated between $9.88 and $10.17, a maximum deviation of just 1.7% from a $10 NAV.

“It’s always been our goal to keep the NAV near $10,” Hoag says. “This isn’t a money market fund, but the idea is to keep the volatility as contained as possible while earning a better yield.”

Avoiding these big swings in NAV hasn’t been an easy task. Since the fund’s inception, the market environment has been difficult. Defaults and foreclosures in the housing market led to a selloff of mortgage-backed securities, which in turn caused distress throughout the financial sector. Corporate bond prices fell as investors moved to the relative safety of Treasuries. That caused volatility throughout the market.

But a combined 43 years’ experience in the bond market and a deep and broad research effort has thus far kept the fund’s returns fairly steady. As a result, the fund held a scant few of the bonds that were affected in the recent market turmoil — mortgage-backed securities and, later on, the bonds from insurers and banks that suffered from their mortgage-related holdings.

“Coming into it, what I saw was a problem that had the potential to go deep into the banking system,” Macdonald says. “We haven’t had a credit problem like this in our banking system since the early 1990s. I remember that, and it was not fun. So when we saw it shaping up again, we stayed very conservative.”

“There were some issues out there that we really could have invested in, but we didn’t,” Hoag adds. “We’ve come into this with the mindset that the investor is looking for relative safety and stability, so we don’t take a lot of risks.”

While this conservative approach has helped the fund post steady returns since inception, the current problems in the bond markets and financial sector aren’t over. “I’d like to think of it as investing in a hurricane,” Hoag says. “We don’t know if the storm has passed, or if we’re in the eye and there’s more to come.”

The fund’s managers have taken advantage of calm periods by purchasing bonds that fit their risk-averse philosophy, including corporate bonds from primarily non-financial companies. They have also purchased Treasuries and other government-backed securities, and kept a somewhat larger-than-usual reserve of cash equivalents. “Cash doesn’t produce much yield, but it does provide stability. For a short-term fund like this, in this kind of market, that’s not a bad thing,” Macdonald says.

Hoag and Macdonald say they’ll continue to take a conservative approach to the fund until their research shows the storm will soon pass. “If we really are in the eye of the hurricane, we still have to come out the other side, and we’re ready for that,” Hoag says. •

[Begin Photo Caption]
[photo of Mark Macdonald]
Mark Macdonald
Portfolio counselor
23 years of investment
experience
[End Photo Caption]

[Begin Photo Caption]
[photo of David Hoag]
David Hoag
Portfolio counselor
20 years of investment
experience
[End Photo Caption]

[Begin Sidebar]
[photo of two people in raincoats
walking along a gravel path]
“We’ve come into this
with the mindset that
the investor is looking
for relative safety and
stability, so we don’t
take a lot of risks.”

— David Hoag
[End Sidebar]

Summary investment portfolio, August 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type	Percent of Net Assets
Bonds & notes of U.S. government & government agencies	23.2%
Asset-backed obligations	15.3
Corporate bonds & notes	14.8
Mortgage-backed obligations	14.5
Municipals	0.3
Short-term securities & other assets less liabilities	31.9
[end pie chart]

Bonds & notes - 68.08%	Principal amount (000)	Value (000)	Percent of net assets

Bonds & notes of U.S. government & government agencies - 23.19%
U.S. Treasury:
3.875% 2009 (1) (2)	$13,330	$13,447
4.75% 2010	7,500	7,777
5.75% 2010	28,000	29,842
4.625% 2011	5,500	5,831
5.125% 2011	10,000	10,698
3.875% 2012	6,000	6,228
4.25% 2012	6,000	6,315
4.75% 2012	10,000	10,677
3.375% 2013	10,000	10,138
2.75%-13.25% 2008-2014 (1) (2)	46,216	47,690	12.83
Fannie Mae:
5.00% 2011	10,000	10,400
6.00% 2011	14,000	14,895
6.125% 2012	7,000	7,530
4.625%-7.125% 2010-2013	10,000	10,137	3.71
Freddie Mac:
3.25% 2011	7,500	7,471
5.25% 2011	10,000	10,458
4.875%-7.00% 2008-2010	11,000	11,199	2.51
Federal Home Loan Bank:
2.875% 2011	10,000	9,834
2.50%-5.25% 2009	14,500	14,581	2.11
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 2.471% 2013 (3)	8,000	7,968.69
Federal Agricultural Mortgage Corp. 5.50% 2011 (4)	7,000	7,292.63
Other securities		8,219.71
		268,627	23.19

Asset-backed obligations (5) - 15.32%
Citibank Credit Card Issuance Trust:
Class 2004-A7, 2.901% 2013 (3)	9,500	9,144
2.821%-5.45% 2013-2014 (3)	5,585	5,419	1.26
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013 (2)	7,261	7,351.63
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	7,000	6,953.60
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037 (3)	1,417	1,212.10
Other securities		147,417	12.73
		177,496	15.32

Corporate bonds & notes - 14.81%
Financials - 8.61%
Berkshire Hathaway Finance Corp.:
4.60% 2013 (4)	6,625	6,656
5.00% 2013 (4)	1,715	1,737.73
JPMorgan Chase & Co. 4.75%-5.60% 2011-2013	5,500	5,488.47
American Honda Finance Corp. 3.143% 2010 (3) (4)	4,000	4,002.35
Bank of America Corp. 4.90% 2013	3,500	3,391.29
Other securities		78,437	6.77
		99,711	8.61

Industrials - 1.86%
General Electric Capital Corp., Series A, 4.80% 2013	8,000	7,919.69
Other securities		13,586	1.17
		21,505	1.86

Telecommunication services - 1.05%
AT&T Inc. 4.95% 2013	5,500	5,505.47
Other securities		6,692.58
		12,197	1.05

Health care - 0.96%
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,068.69
Other securities		3,101.27
		11,169.96

Utilities - 0.77%
Other securities		8,876.77

Consumer staples - 0.52%
PepsiCo, Inc. 4.65% 2013	2,000	2,049.17
Other securities		4,041.35
		6,090.52

Other corporate bonds & notes - 1.04%
IBM Corp. 3.375% 2011 (3)	3,000	3,010.26
Other securities		8,982.78
		11,992	1.04

Total corporate bonds & notes		171,540	14.81

Mortgage-backed obligations (5) - 14.50%
Freddie Mac:
5.541% 2038 (3)	5,781	5,859
5.17%-6.32% 2037-2038 (3)	24,184	24,442	2.62
Fannie Mae 4.50%-6.783% 2020-2038 (3)	28,738	28,668	2.47
J.P. Morgan Chase Commercial Mortgage Securities Corp. 4.184%-5.494% 2035-2042 (3)	17,349	16,982	1.47
CS First Boston Mortgage Securities Corp. 3.466%-6.53% 2034-2040 (3)	10,976	11,131.96
Bank of America 5.50% 2012 (4)	5,000	5,110.44
Other securities		75,810	6.54
		168,002	14.50

Municipals - 0.26%
Other securities		2,948.26

Total bonds & notes (cost: $797,158,000)		788,613	68.08

Short-term securities - 30.90%	Principal amount (000)	Value (000)	Percent of net assets

Coca-Cola Co. 2.32% due 9/24/2008 (4)	25,600	25,554	2.21
Park Avenue Receivables Co., LLC 2.45% due 9/10/2008 (4)	18,000	17,988
JPMorgan Chase & Co. 2.35% due 9/2/2008	4,100	4,099	1.91
Brown-Forman Corp. 2.30%-2.31% due 9/9-9/19/2008 (4)	21,300	21,279	1.84
Shell International Finance BV 2.15% due 9/22/2008 (4)	18,300	18,271	1.58
IBM Capital Inc. 2.18%-2.26% due 9/10-9/18/2008 (4)	17,900	17,881	1.54
Yale University 2.50% due 11/4/2008	16,500	16,418	1.42
Medtronic Inc. 2.07%-2.08% due 9/2-10/22/2008 (4)	16,200	16,167	1.40
Procter & Gamble International Funding S.C.A. 2.30% due 9/17/2008 (4)	15,500	15,481	1.34
3M Co. 2.02% due 9/4/2008	14,800	14,797	1.28
BNP Paribas Finance Inc. 2.61% due 9/18/2008	14,050	14,031	1.21
Electricité de France 2.21% due 10/17/2008 (4)	12,890	12,853	1.11
ING (U.S.) Funding LLC 2.575% due 9/3/2008	12,400	12,397	1.07
Johnson & Johnson 2.05% due 11/7/2008 (4)	12,300	12,236	1.06
BASF AG 2.20% due 11/24/2008 (4)	12,200	12,135	1.05
Bank of America Corp. 2.54% due 10/15/2008	12,100	12,062	1.04
United Parcel Service Inc. 2.04% due 10/6/2008 (4)	12,000	11,976	1.03
Honeywell International Inc. 2.05% due 10/14/2008 (4)	11,800	11,761	1.01
Hewlett-Packard Co. 2.17% due 10/10/2008 (4)	11,000	10,973.95
PepsiCo Inc. 2.02% due 9/3/2008 (4)	10,000	9,998.86
American Honda Finance Corp. 2.35% due 9/10/2008	10,000	9,993.86
Harvard University 2.08% due 10/14/2008	9,700	9,669.83
Eksportfinans ASA 2.30% due 11/14/2008 (4)	9,500	9,444.81
Genentech, Inc. 2.10% due 9/25/2008 (4)	8,700	8,687.75
Merck & Co. Inc. 2.20% due 10/6/2008	7,800	7,779.67
Novartis Finance Corp. 2.40% due 9/8/2008 (4)	7,700	7,695.66
AT&T Inc. 2.18% due 9/12/2008 (4)	7,100	7,095.61
NetJets Inc. 2.08% due 10/17/2008 (4)	4,200	4,189.36
Other securities		5,088.44

Total short-term securities (cost: $358,071,000)		357,996	30.90

Total investment securities (cost: $1,155,229,000)		1,146,609	98.98
Other assets less liabilities		11,819	1.02

Net assets		$1,158,428	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $25,160,000, which represented 2.17% of the net assets of the fund.

(3) Coupon rate may change periodically.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $347,702,000, which represented 30.01% of the net assets of the fund.

(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at August 31, 2008	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,155,229)		$1,146,609
Cash		169
Receivables for:
Sales of investments	$598
Sales of fund's shares	9,000
Interest	6,193	15,791
		1,162,569
Liabilities:
Payables for:
Repurchases of fund's shares	2,962
Dividends on fund's shares	400
Investment advisory services	288
Services provided by affiliates	473
Directors' deferred compensation	8
Other	10	4,141
Net assets at August 31, 2008		$1,158,428

Net assets consist of:
Capital paid in on shares of capital stock		$1,169,110
Distributions in excess of net investment income		(7)
Accumulated net realized loss		(2,055)
Net unrealized depreciation		(8,620)
Net assets at August 31, 2008		$1,158,428

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 200,000 shares, $.001 par value (116,959 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$814,940	82,279	$9.90
Class B	22,889	2,311	9.90
Class C	69,104	6,977	9.90
Class F-1	73,826	7,454	9.90
Class F-2	299	30	9.90
Class 529-A	22,074	2,229	9.90
Class 529-B	1,186	120	9.90
Class 529-C	5,299	535	9.90
Class 529-E	975	98	9.90
Class 529-F-1	2,921	295	9.90
Class R-1	1,853	187	9.90
Class R-2	4,048	409	9.90
Class R-3	4,359	440	9.90
Class R-4	1,639	165	9.90
Class R-5	133,016	13,430	9.90
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $10.15 each.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest		$26,055

Fees and expenses*:
Investment advisory services	$2,167
Distribution services	1,779
Transfer agent services	253
Administrative services	180
Reports to shareholders	52
Registration statement and prospectus	249
Postage, stationery and supplies	27
Directors' compensation	23
Auditing and legal	56
Custodian	3
State and local taxes	4
Other	21
Total fees and expenses before reimbursements/waivers	4,814
Less reimbursements/waivers of fees and expenses:
Investment advisory services	217
Administrative services	3
Other	355
Total fees and expenses after reimbursements/waivers		4,239
Net investment income		21,816

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(2,036)
Net unrealized depreciation on investments		(8,311)
Net realized loss and unrealized depreciation on investments		(10,347)
Net increase in net assets resulting from operations		$11,469

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

		For the period
	Year ended	October 2, 2006*
	August 31, 2008	to August 31, 2007
Operations:
Net investment income	$21,816	$5,671
Net realized loss on investments	(2,036)	(28)
Net unrealized depreciation on investments	(8,311)	(309)
Net increase in net assets resulting from operations	11,469	5,334

Dividends paid or accrued to shareholders from net investment income	(21,895)	(5,584)

Net capital share transactions	874,280	294,824

Total increase in net assets	863,854	294,574

Net assets:
Beginning of period	294,574	-
End of period (including distributions in excess of and
undistributed net investment income: $(7) and $79, respectively)	$1,158,428	$294,574

*Commencement of operations.

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – Short-Term Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital through a portfolio of high-quality debt securities with a dollar-weighted average maturity no greater than three years.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally only offered through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on October 2, 2006; therefore, the fund’s only tax years, 2006 and 2007, remain open for U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2008, the fund reclassified $2,000 from distributions in excess of net investment income to accumulated net realized loss and $5,000 from distributions in excess of net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of August 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$401
Capital loss carryforward expiring in 2016*	(24)
Post-October capital loss deferrals (realized during the period November 1, 2007, through August 31, 2008)†	(2,019)
Gross unrealized appreciation on investment securities	4,348
Gross unrealized depreciation on investment securities	(12,981)
Net unrealized depreciation on investment securities	(8,633)
Cost of investment securities	1,155,242
*The remaining capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

†These deferrals are considered incurred in the subsequent year.

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Year ended August 31, 2008		For the period October 2, 2006(1) to August 31, 2007
Class A	$16,751		$4,809
Class B	324		46
Class C	791		116
Class F-1	1,460		270
Class F-2 (2)	-	(3)	-
Class 529-A	497		146
Class 529-B	19		4
Class 529-C	77		19
Class 529-E	21		5
Class 529-F-1	70		12
Class R-1	31		30
Class R-2	70		6
Class R-3	97		21
Class R-4	11		1
Class R-5	1,676		99
Total	$21,895		$5,584

(1) Commencement of operations.
(2) Class F-2 was offered beginning August 1, 2008.
(3) Amount less than one thousand.

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.36% on the first $500 million of daily net assets and decreasing to 0.26% on such assets in excess of $2.5 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended August 31, 2008, total investment advisory services fees waived by CRMC were $217,000. As a result, the fee shown on the accompanying financial statements of $2,167,000, which was equivalent to an annualized rate of 0.351%, was reduced to $1,950,000, or 0.316% of average daily net assets.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. For the year ended August 31, 2008, the total fees and expenses reimbursed by CRMC were $355,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2008, unreimbursed expenses subject to reimbursement totaled $2,019,000 and $8,000 for Classes A and 529-A, respectively.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended August 31, 2008, the total administrative services fees paid by CRMC were $3,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended August 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$1,153	$248	Not applicable	Not applicable	Not applicable
Class B	115	5	Not applicable	Not applicable	Not applicable
Class C	290	Included in administrative services	$26	$3	Not applicable
Class F-1	102		40	6	Not applicable
Class F-2	Not applicable		-*	-*	Not applicable
Class 529-A	35		11	1	$14
Class 529-B	7		-*	-*	1
Class 529-C	28		2	1	2
Class 529-E	3		-*	-*	1
Class 529-F-1	-		1	-*	2
Class R-1	11		1	1	Not applicable
Class R-2	19		3	10	Not applicable
Class R-3	15		3	2	Not applicable
Class R-4	1		-*	-*	Not applicable
Class R-5	Not applicable		48	1	Not applicable
Total	$1,779	$253	$135	$25	$20
*Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2006, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $23,000, shown on the accompanying financial statements, consists of only current fees paid in cash or deferred.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends				Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended August 31, 2008
Class A	$870,759	87,098	$14,460		1,448		$(301,666)	(30,182)	$583,553	58,364
Class B	25,368	2,535	283		28		(7,168)	(718)	18,483	1,845
Class C	79,300	7,940	727		73		(18,625)	(1,867)	61,402	6,146
Class F-1	83,964	8,399	1,163		117		(32,928)	(3,290)	52,199	5,226
Class F-2(2)	306	31	-	(3)	-	(3)	(7)	(1)	299	30
Class 529-A	18,460	1,847	494		49		(4,790)	(479)	14,164	1,417
Class 529-B	1,065	107	19		2		(107)	(11)	977	98
Class 529-C	4,501	451	76		7		(589)	(59)	3,988	399
Class 529-E	716	71	21		2		(158)	(16)	579	57
Class 529-F-1	2,254	226	70		7		(247)	(25)	2,077	208
Class R-1	2,383	237	24		3		(2,937)	(293)	(530)	(53)
Class R-2	3,944	394	69		7		(958)	(95)	3,055	306
Class R-3	5,802	579	97		10		(3,174)	(316)	2,725	273
Class R-4	1,744	175	10		1		(160)	(16)	1,594	160
Class R-5	131,200	13,138	1,605		161		(3,090)	(309)	129,715	12,990
Total net increase
(decrease)	$1,231,766	123,228	$19,118		1,915		$(376,604)	(37,677)	$874,280	87,466

For the period October 2, 2006(4) to August 31, 2007
Class A	$339,579	33,979	$3,921		393		$(104,431)	(10,457)	$239,069	23,915
Class B	5,577	558	40		4		(959)	(96)	4,658	466
Class C	12,203	1,221	105		11		(4,002)	(401)	8,306	831
Class F-1	26,912	2,693	201		20		(4,845)	(485)	22,268	2,228
Class 529-A	9,301	931	145		14		(1,331)	(133)	8,115	812
Class 529-B	232	23	4		-	(3)	(13)	(1)	223	22
Class 529-C	1,419	142	19		2		(79)	(8)	1,359	136
Class 529-E	520	52	5		1		(121)	(12)	404	41
Class 529-F-1	864	87	12		1		(5)	(1)	871	87
Class R-1	3,846	384	29		3		(1,461)	(147)	2,414	240
Class R-2	1,063	106	5		1		(37)	(4)	1,031	103
Class R-3	2,354	236	21		2		(708)	(71)	1,667	167
Class R-4	137	14	1		-	(3)	(86)	(9)	52	5
Class R-5	6,366	638	93		9		(2,072)	(207)	4,387	440
Total net increase
(decrease)	$410,373	41,064	$4,601		461		$(120,150)	(12,032)	$294,824	29,493

(1) Includes exchanges between share classes of the fund.
(2) Class F-2 was offered beginning August 1, 2008.
(3) Amount less than one thousand.
(4) Commencement of operations.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $537,488,000 and $101,373,000, respectively, during the year ended August 31, 2008.

Financial highlights (1)

		Income (loss) from investment operations(2)
	Net asset value, beginning of period	Net investment income		Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Year ended 8/31/2008	$9.99	$.36		$(.06)	$.30	$(.39)	$9.90	2.99%	$814,940	.73%		.63%		3.62%
Period from 10/2/2006 to 8/31/2007	10.00	.41		(.01)	.40	(.41)	9.99	4.04	238,855	.77	(5)	.64	(5)	4.57	(5)
Class B:
Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.23	22,889	1.46		1.37		2.81
Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.98	4,654	1.47	(5)	1.36	(5)	3.86	(5)
Class C:
Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.17	69,104	1.52		1.43		2.71
Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.92	8,295	1.56	(5)	1.44	(5)	3.78	(5)
Class F-1:
Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	73,826	.78		.69		3.57
Period from 11/1/2006 to 8/31/2007	10.02	.37		(.04)	.33	(.36)	9.99	3.36	22,256	.80	(5)	.67	(5)	4.56	(5)
Class F-2:
Period from 8/19/2008 to 8/31/2008	9.92	-	(6)	(.01)	(.01)	(.01)	9.90	(.10)	299	.02		.02		.09
Class 529-A:
Year ended 8/31/2008	9.99	.34		(.06)	.28	(.37)	9.90	2.85	22,074	.86		.77		3.53
Period from 11/3/2006 to 8/31/2007	10.00	.36		(.02)	.34	(.35)	9.99	3.51	8,112	.90	(5)	.78	(5)	4.44	(5)
Class 529-B:
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.08	1,186	1.61		1.52		2.69
Period from 11/2/2006 to 8/31/2007	10.02	.30		(.04)	.26	(.29)	9.99	2.67	223	1.66	(5)	1.54	(5)	3.66	(5)
Class 529-C:
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.09	5,299	1.61		1.52		2.70
Period from 11/3/2006 to 8/31/2007	10.00	.30		(.02)	.28	(.29)	9.99	2.87	1,358	1.64	(5)	1.52	(5)	3.71	(5)
Class 529-E:
Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.61	975	1.11		1.00		3.33
Period from 12/1/2006 to 8/31/2007	10.03	.31		(.04)	.27	(.31)	9.99	2.70	404	1.14	(5)	1.02	(5)	4.22	(5)
Class 529-F-1:
Year ended 8/31/2008	9.99	.37		(.06)	.31	(.40)	9.90	3.13	2,921	.60		.50		3.76
Period from 11/16/2006 to 8/31/2007	10.00	.37		(.02)	.35	(.36)	9.99	3.59	872	.59	(5)	.49	(5)	4.76	(5)
Class R-1:
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.15	1,853	1.52		1.43		2.95
Period from 12/26/2006 to 8/31/2007	10.01	.26		(.03)	.23	(.25)	9.99	2.36	2,402	1.56	(5)	1.40	(5)	3.84	(5)
Class R-2:
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.14	4,048	1.69		1.47		2.78
Period from 12/8/2006 to 8/31/2007	10.01	.27		(.02)	.25	(.27)	9.99	2.54	1,032	2.10	(5)	1.42	(5)	3.82	(5)
Class R-3:
Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.58	4,359	1.10		1.01		3.31
Period from 11/22/2006 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.92	1,669	1.17	(5)	1.06	(5)	4.18	(5)
Class R-4:
Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	1,639	.79		.69		3.23
Period from 1/3/2007 to 8/31/2007	10.00	.30		(.01)	.29	(.30)	9.99	2.90	52	.94	(5)	.66	(5)	4.53	(5)
Class R-5:
Year ended 8/31/2008	9.99	.38		(.06)	.32	(.41)	9.90	3.20	133,016	.48		.42		3.50
Period from 1/4/2007 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.94	4,390	.56	(5)	.42	(5)	4.83	(5)

	Year ended August 31, 2008	For the period 10/2/2006 (7) to 8/31/2007

Portfolio turnover rate for all classes of shares	28%	15%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Annualized.
(6) Amount less than $.01.
(7) Commencement of operations.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Short-Term Bond Fund of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short-Term Bond Fund of America, Inc. (the "Fund") at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 9, 2008

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008, through August 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2008	Ending account value 8/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$999.50	$3.17	.63%
Class A -- assumed 5% return	1,000.00	1,021.97	3.20	.63
Class B -- actual return	1,000.00	995.74	6.92	1.38
Class B -- assumed 5% return	1,000.00	1,018.20	7.00	1.38
Class C -- actual return	1,000.00	995.51	7.17	1.43
Class C -- assumed 5% return	1,000.00	1,017.95	7.25	1.43
Class F-1 -- actual return	1,000.00	999.19	3.47	.69
Class F-1 -- assumed 5% return	1,000.00	1,021.67	3.51	.69
Class F-2 -- actual return †	1,000.00	999.00	.15	.46
Class F-2 -- assumed 5% return †	1,000.00	1,022.82	2.34	.46
Class 529-A -- actual return	1,000.00	998.84	3.82	.76
Class 529-A -- assumed 5% return	1,000.00	1,021.32	3.86	.76
Class 529-B -- actual return	1,000.00	995.05	7.62	1.52
Class 529-B -- assumed 5% return	1,000.00	1,017.50	7.71	1.52
Class 529-C -- actual return	1,000.00	995.06	7.62	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.50	7.71	1.52
Class 529-E -- actual return	1,000.00	997.64	5.07	1.01
Class 529-E -- assumed 5% return	1,000.00	1,020.06	5.13	1.01
Class 529-F-1 -- actual return	1,000.00	1,000.12	2.56	.51
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.57	2.59	.51
Class R-1 -- actual return	1,000.00	995.52	7.12	1.42
Class R-1 -- assumed 5% return	1,000.00	1,018.00	7.20	1.42
Class R-2 -- actual return	1,000.00	995.25	7.42	1.48
Class R-2 -- assumed 5% return	1,000.00	1,017.70	7.51	1.48
Class R-3 -- actual return	1,000.00	997.71	4.87	.97
Class R-3 -- assumed 5% return	1,000.00	1,020.26	4.93	.97
Class R-4 -- actual return	1,000.00	999.23	3.42	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.72	3.46	.68
Class R-5 -- actual return	1,000.00	1,000.53	2.11	.42
Class R-5 -- assumed 5% return	1,000.00	1,023.03	2.14	.42

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

†The period for the "annualized expense ratio" and "actual return" line is based on the number of days from August 19, 2008 (the initial sale of the share class), through August 31, 2008, and accordingly, is not representative of a full period. The "assumed 5% return" line is based on 184 days.

Tax information
                                                                                                                             unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2008:

U.S. government income that may be exempt from state taxation	$3,063,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

Other share class results
unaudited

Classes B, C, F and 529
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2008 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares — first sold 11/6/06
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–3.84%	—	0.42%
Not reflecting CDSC	1.06	—	2.47

Class C shares — first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	0.02	—	2.40
Not reflecting CDSC	1.01	—	2.40

Class F-1 shares[1] — first sold 11/1/06
Not reflecting annual asset-based fee charged
by sponsoring firm	1.75	—	3.04

Class F-2 shares[1] — first sold 8/19/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–0.54	[2]

Class 529-A shares[3] — first sold 11/3/06
Reflecting 2.50% maximum sales charge	–0.86	—	1.72
Not reflecting maximum sales charge	1.68	—	3.08

Class 529-B shares[3] — first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold
within six years of purchase	–3.99	—	0.17
Not reflecting CDSC	0.91	—	2.20

Class 529-C shares[3] — first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within
one year of purchase	–0.06	—	2.31
Not reflecting CDSC	0.92	—	2.31

Class 529-E shares[1,3] — first sold 12/1/06	1.44	—	2.63

Class 529-F-1 shares[1,3] — first sold 11/16/06
Not reflecting annual asset-based fee charged
by sponsoring firm	1.94	—	3.35

[1] These shares are sold without any initial or contingent deferred sales charge.
[2] Results are cumulative total returns; they are not annualized.
[3] Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser began waiving 10% of its management fees on October 2, 2006, and reimbursed other fees and expenses. Fund results shown reflect actual expenses, with the waiver and reimbursement applied. Fund results would have been lower without the waiver and reimbursement. Please see the Financial Highlights table on pages 18 and 19 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Board of directors and other officers

“Independent” directors

	Year first
	elected
	a director
Name and age	of the fund[1]	Principal occupation(s) during past five years

Ambassador	2006	Corporate director and author; former U.S.
Richard G. Capen, Jr., 74		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 75	2006	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 61	2006	Dean and Professor of Marketing, University of Southern California

Martin Fenton, 73	2006	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 62	2006	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 62	2006	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 73	2006	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 65	2006	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

Steadman Upham, Ph.D., 59	2007	President and Professor of Anthropology, The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

“Independent” directors

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

Ambassador	15	Carnival Corporation
Richard G. Capen, Jr., 74

H. Frederick Christie, 75	21	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; SouthWest Water Company

James G. Ellis, 61	12	None

Martin Fenton, 73	18	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 62	16	None

R. Clark Hooper, 62	18	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Richard G. Newman, 73	14	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 65	13	None

Steadman Upham, Ph.D., 59	14	None

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund[1]	principal underwriter of the fund

Abner D. Goldstine, 78	2006	Senior Vice President — Fixed Income, Capital
Vice Chairman of the Board		Research and Management Company; Director, Capital Research and Management Company

Paul G. Haaga, Jr., 59	2006	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

Abner D. Goldstine, 78	13	None
Vice Chairman of the Board

Paul G. Haaga, Jr., 59	14	None
Vice Chairman of the Board

The statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

[1]Directors and officers of the fund serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 31 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]Company affiliated with Capital Research and Management Company.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund[1]	principal underwriter of the fund

David A. Hoag, 43	2006	Senior Vice President — Fixed Income, Capital
President		Research and Management Company

Mark R. Macdonald, 49	2006	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, Capital Research and Management Company

Kristine M. Nishiyama, 38	2006	Vice President and Senior Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company[5]

Kimberly S. Verdick, 44	2006	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Ari M. Vinocor, 33	2006	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 33	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

M. Susan Gupton, 35	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Please see page 24 for footnotes.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
>	Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGEAR-948-1008P

Litho in USA CGD/WG/9796-S17190

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2007	$26,000
2008	$40,000

b) Audit-Related Fees:
2007	None
2008	None

c) Tax Fees:
2007	$3,000
2008	$5,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2007	None
2008	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2007	None
2008	None

c) Tax Fees:
2007	$7,000
2008	None
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2007	None
2008	None

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $10,000 for fiscal year 2007 and $5,000 for fiscal year 2008. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Short-Term Bond Fund of AmericaSM
Investment portfolio

August 31, 2008

Bonds & notes — 68.08%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 23.19%
U.S. Treasury 4.75% 2008	$5,000	$5,047
U.S. Treasury 3.50% 2009	1,000	1,018
U.S. Treasury 3.875% 2009[1,2]	13,330	13,447
U.S. Treasury 4.875% 2009	2,000	2,038
U.S. Treasury 6.00% 2009	4,000	4,142
U.S. Treasury 2.875% 2010	5,000	5,053
U.S. Treasury 4.75% 2010	7,500	7,777
U.S. Treasury 5.75% 2010	28,000	29,842
U.S. Treasury 6.50% 2010	5,000	5,311
U.S. Treasury 4.625% 2011	5,500	5,831
U.S. Treasury 4.875% 2011	5,000	5,305
U.S. Treasury 5.125% 2011	10,000	10,698
U.S. Treasury 3.00% 2012[1,2]	1,216	1,308
U.S. Treasury 3.875% 2012	6,000	6,228
U.S. Treasury 4.25% 2012	6,000	6,315
U.S. Treasury 4.625% 2012	2,000	2,124
U.S. Treasury 4.75% 2012	10,000	10,677
U.S. Treasury 2.75% 2013	5,000	4,952
U.S. Treasury 3.375% 2013	10,000	10,138
U.S. Treasury 3.625% 2013	5,000	5,130
U.S. Treasury 3.875% 2013	5,000	5,187
U.S. Treasury 13.25% 2014	1,000	1,075
Fannie Mae 7.125% 2010	5,000	5,344
Fannie Mae 5.00% 2011	10,000	10,400
Fannie Mae 5.50% 2011	2,000	2,100
Fannie Mae 6.00% 2011	14,000	14,895
Fannie Mae 6.125% 2012	7,000	7,530
Fannie Mae 4.625% 2013	3,000	2,693
Freddie Mac 4.875% 2008	2,000	2,002
Freddie Mac 4.90% 2008	3,000	3,012
Freddie Mac 5.25% 2009	4,000	4,066
Freddie Mac 7.00% 2010	2,000	2,119
Freddie Mac 3.25% 2011	7,500	7,471
Freddie Mac 5.25% 2011	10,000	10,458
Federal Home Loan Bank 2.50% 2009	5,000	4,971
Federal Home Loan Bank 3.50% 2009	3,000	3,007
Federal Home Loan Bank 4.375% 2009	3,500	3,546
Federal Home Loan Bank 5.25% 2009	3,000	3,057
Federal Home Loan Bank 2.875% 2011	10,000	9,834
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,008
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	7,000	7,292
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 2.471% 2013[4]	8,000	7,968
Private Export Funding Corp. 4.974% 2013	5,000	5,211
		268,627

ASSET-BACKED OBLIGATIONS[5] — 15.32%
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.901% 2013[4]	9,500	9,144
Citibank Credit Card Issuance Trust, Class 2001-A7, 2.939% 2013[4]	2,000	1,935
Citibank Credit Card Issuance Trust, Series 2006, Class A4, 5.45% 2013	585	593
Citibank Credit Card Issuance Trust, Class 2007-A7, 2.821% 2014[4]	3,000	2,891
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013[2]	7,261	7,351
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015[2]	3,000	3,054
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	1,393	1,396
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	824	829
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	360	362
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	2,275	2,270
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,400	5,496
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	7,000	6,953
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	1,500	1,484
Discover Card Execution Note Trust, Series 2008-2, Class A, 3.467% 2012[4]	3,000	2,984
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	5,000	5,045
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	896	877
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	2,475	2,421
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	4,000	3,766
American Express Credit Account Master Trust, Series 2005-5, Class A, 2.507% 2013[4]	2,100	2,057
American Express Credit Account Master Trust, Series 2008-1, Class A, 2.917% 2013[4]	5,000	4,920
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	2,000	1,999
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,935
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.497% 2013[3,4]	1,500	1,425
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	4,000	3,744
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.517% 2015[3,4]	2,000	1,736
BA Credit Card Trust, Series 2006-6, Class A, 2.497% 2013[4]	4,000	3,867
BA Credit Card Trust, Series 2008-1, Class A-1, 3.047% 2013[3,4]	2,000	1,973
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	901
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	2,000	2,000
Capital One Multi-asset Execution Trust, Series 2005-8, Class A, 4.40% 2011	500	501
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	821
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	3,000	2,957
Chase Issuance Trust, Series 2007-A9, Class A, 2.497% 2014[4]	6,000	5,735
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	5,474
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	2,000	2,002
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3-A, 4.71% 2012	3,000	3,001
Discover Card Master Trust I, Series 2006-1, Class A2, 2.517% 2013[4]	4,750	4,561
American Express Issuance Trust, Series 2008-2, Class A, 4.02% 2011	4,500	4,479
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	3,973
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 2.617% 2014[4]	2,000	1,933
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 2.527% 2015[4]	2,000	1,871
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,500	3,448
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,394
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	3,000	2,991
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	1,250	1,259
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,500	1,486
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[3]	589	590
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	2,000	2,020
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-2, 3.78% 2010	164	164
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	2,225	2,237
CPS Auto Receivables Trust, Series 2006-D, Class A-2, FSA insured, 5.318% 2010[3]	233	232
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	1,500	1,259
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[3]	1,000	901
CL&P Funding LLC, Series 2001-1, Class A-5, 6.21% 2011	2,292	2,347
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	2,259	2,264
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[4]	1,500	668
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	1,569	1,500
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,082
BMW Vehicle Lease Trust, Series 2007-1, Class A-3B, 2.707% 2013[4]	2,000	1,970
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	1,882
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,600	1,708
Consumers Funding LLC, Series 2001-1, Class A-4, 4.98% 2012	96	96
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,525	1,560
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,523	1,544
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	1,500	1,436
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,428
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,500	1,425
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035[4]	92	89
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-2A, 2.622% 2036[4]	1,443	1,253
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[4]	1,417	1,212
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	140	141
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	1,100	1,046
CWABS, Inc., Series 2006-24, Class 2-A-3, 2.622% 2037[4]	2,000	1,050
Boston Edison Co., Series 1999-1, Class A-5, 7.03% 2012	1,000	1,021
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	1,000	995
AmeriCredit Automobile Receivables Trust, Series 2004-C-A, Class A-4, AMBAC insured, 3.61% 2011	96	93
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	886
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	733	701
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[4]	699	685
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 2.722% 2036[4]	352	300
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	213
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	179	142
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[3]	62	62
		177,496

CORPORATE BONDS & NOTES — 14.81%
Financials — 8.61%
Berkshire Hathaway Finance Corp. 4.60% 2013[3]	6,625	6,656
Berkshire Hathaway Finance Corp. 5.00% 2013[3]	1,715	1,737
New York Life Global Funding 5.25% 2012[3]	4,500	4,558
New York Life Global Funding 4.65% 2013[3]	3,000	3,003
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	3,999
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,008
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	1,003
Prudential Financial, Inc., Series D, 5.15% 2013	3,000	2,944
Prudential Financial, Inc., Series B, 4.75% 2014	2,000	1,863
Jackson National Life Global 3.103% 2009[3,4]	2,000	1,992
Jackson National Life Global 5.375% 2013[3]	3,750	3,707
TIAA Global Markets 4.95% 2013[3]	5,500	5,568
JPMorgan Chase & Co. 5.60% 2011	2,000	2,055
JPMorgan Chase & Co. 5.375% 2012	2,000	1,986
JPMorgan Chase & Co. 4.75% 2013	1,500	1,447
Northern Trust Corp. 5.20% 2012	1,000	1,006
Northern Trust Corp. 5.50% 2013	4,200	4,278
Principal Life Insurance Co. 5.30% 2013	5,000	4,999
Monumental Global Funding 5.50% 2013[3]	4,490	4,454
Principal Life Insurance Co. 6.25% 2012[3]	4,200	4,337
Wells Fargo & Co. 4.375% 2013	4,500	4,315
American Honda Finance Corp. 3.143% 2010[3,4]	4,000	4,002
Allstate Life Global Funding Trust, Series 2008-1, 3.409% 2010[4]	2,000	1,991
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,000
Bank of America Corp. 4.90% 2013	3,500	3,391
Wachovia Bank NA 3.041% 2009[4]	1,500	1,486
Wachovia Corp. 5.50% 2013	2,000	1,838
Citigroup Inc. 5.50% 2013	2,000	1,931
Citigroup Inc. 6.50% 2013	1,000	1,002
American Express Co. 4.75% 2009	1,500	1,496
American Express Centurion Bank 5.55% 2012	1,000	955
Metropolitan Life Global Funding I, 5.125% 2013[3]	2,000	1,984
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	1,895
Hartford Life Insurance Co. 2.891% 2012[4]	2,000	1,895
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	1,375	1,355
Lincoln National Corp. 5.65% 2012	1,000	1,000
Morgan Stanley, Series F, 5.75% 2012	1,000	983
Lehman Brothers Holdings Inc., Series I, 2.951% 2010[4]	1,000	914
Merrill Lynch & Co., Inc., Series C, 2.903% 2012[4]	1,000	871
Marshall & Ilsley Corp. 2.946% 2012[4]	1,000	807
		99,711

Industrials — 1.86%
General Electric Capital Corp., Series A, 4.80% 2013	8,000	7,919
Canadian National Railway Co. 4.95% 2014	5,000	5,019
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,000	2,023
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	988
Caterpillar Financial Services Corp., Series F, 4.90% 2013	1,500	1,507
Raytheon Co. 5.375% 2013	2,000	2,060
John Deere Capital Corp., Series D, 4.50% 2013	2,000	1,989
		21,505

Telecommunication services — 1.05%
AT&T Inc. 4.95% 2013	5,500	5,505
Verizon Global Funding Corp. 7.25% 2010	1,000	1,060
Verizon Communications Inc. 5.25% 2013	3,000	3,018
Singapore Telecommunications Ltd. 6.375% 2011[3]	2,500	2,614
		12,197

Health care — 0.96%
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,068
AstraZeneca PLC 5.40% 2012	3,000	3,101
		11,169

Utilities — 0.77%
Southern Co., Series 2008-A, 3.511% 2010[4]	2,000	1,999
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,801
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,029
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,000	2,047
		8,876

Consumer staples — 0.52%
Walgreen Co. 4.875% 2013	4,000	4,041
PepsiCo, Inc. 4.65% 2013	2,000	2,049
		6,090

Information technology — 0.35%
IBM Corp. 3.375% 2011[4]	3,000	3,010
Cisco Systems, Inc. 5.25% 2011	1,000	1,033
		4,043

Consumer discretionary — 0.35%
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,496
Walt Disney Co. 4.70% 2012	1,500	1,529
		4,025

Energy — 0.26%
BP Capital Markets PLC 3.024% 2010[4]	3,000	3,005

Materials — 0.08%
E.I. du Pont de Nemours and Co. 5.00% 2013	910	919

Total corporate bonds & notes		171,540

MORTGAGE-BACKED OBLIGATIONS[5] — 14.50%
Freddie Mac 5.474% 2037[4]	2,682	2,724
Freddie Mac 5.676% 2037[4]	2,802	2,839
Freddie Mac 5.726% 2037[4]	2,154	2,191
Freddie Mac 5.803% 2037[4]	2,719	2,768
Freddie Mac 5.858% 2037[4]	651	664
Freddie Mac 6.217% 2037[4]	2,804	2,842
Freddie Mac 6.32% 2037[4]	1,440	1,475
Freddie Mac 5.17% 2038[4]	4,497	4,461
Freddie Mac 5.232% 2038[4]	4,163	4,202
Freddie Mac 5.541% 2038[4]	5,781	5,859
Freddie Mac 5.606% 2038[4]	272	276
Fannie Mae 4.50% 2020	5,462	5,383
Fannie Mae 4.50% 2020	4,608	4,542
Fannie Mae 4.50% 2021	4,606	4,494
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	770	765
Fannie Mae 6.172% 2037[4]	1,777	1,821
Fannie Mae 6.783% 2037[4]	1,159	1,194
Fannie Mae 4.979% 2038[4]	4,879	4,911
Fannie Mae 5.486% 2038[4]	5,477	5,558
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	3,321	3,272
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	991
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	560	554
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,753
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	991
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,223
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[4]	1,731	1,706
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	3,190	3,101
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	1,000	997
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,394
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,949	1,967
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,500	2,557
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	2,000	2,065
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	989	986
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,000	2,027
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	19	19
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	300	299
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	219	217
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[4]	1,000	994
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	4,011	3,908
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,500	2,483
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3]	5,000	5,336
Bank of America 5.50% 2012[3]	5,000	5,110
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	970
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 2032[4]	4,000	3,971
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	510	506
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 2042[4]	1,550	1,521
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[4]	2,700	2,671
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 2.821% 2018[3,4]	4,000	3,989
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	667	679
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,900	1,939
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,284
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,338	1,324
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 2042[4]	1,000	970
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	1,455	1,459
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	811	773
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.068% 2036[4]	1,711	1,389
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.343% 2037[4]	1,700	1,480
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 2.592% 2046[4]	3,814	3,541
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	750	744
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	1,000	991
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,689
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,880	1,839
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,542	1,529
HBOS Treasury Services PLC 5.00% 2011[3]	3,000	3,089
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	500	496
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[4]	590	586
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	2,000	1,976
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	223	213
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.093% 2047[4]	3,586	2,803
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	2,000	2,015
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-1, 4.446% 2042	28	28
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	500	501
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[4]	434	432
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2036[4]	365	355
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 3-A-1, 5.937% 2036[4]	2,617	1,650
J.P. Morgan Alternative Loan Trust, Series 2006-A3, Class 2-A-1, 6.069% 2036[4]	886	559
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	842	744
Wells Fargo Mortgage-backed Securities Trust, Series 2004-H, Class A-1, 4.529% 2034[4]	1,881	1,738
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.915% 2049[4]	2,311	2,312
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	1,500	1,543
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,375	1,331
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.819% 2036[4]	1,092	843
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.45% 2019[3,4]	946	841
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 5.697% 2035[4]	1,215	840
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	1,156	807
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	765	718
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	738	703
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	545	538
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	505	496
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.981% 2036[4]	409	349
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.133% 2033[4]	340	319
		168,002

MUNICIPALS — 0.26%
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds, Series 2008-A, FSA insured, 3.479% 2011	3,000	2,948

Total bonds & notes (cost: $797,158,000)		788,613

Short-term securities — 30.90%

Coca-Cola Co. 2.32% due 9/24/2008[3]	25,600	25,554
Park Avenue Receivables Co., LLC 2.45% due 9/10/2008[3]	18,000	17,988
JPMorgan Chase & Co. 2.35% due 9/2/2008	4,100	4,099
Brown-Forman Corp. 2.30%–2.31% due 9/9–9/19/2008[3]	21,300	21,279
Shell International Finance BV 2.15% due 9/22/2008[3]	18,300	18,271
IBM Capital Inc. 2.18%–2.26% due 9/10–9/18/2008[3]	17,900	17,881
Yale University 2.50% due 11/4/2008	16,500	16,418
Medtronic Inc. 2.07%–2.08% due 9/2–10/22/2008[3]	16,200	16,167
Procter & Gamble International Funding S.C.A. 2.30% due 9/17/2008[3]	15,500	15,481
3M Co. 2.02% due 9/4/2008	14,800	14,797
BNP Paribas Finance Inc. 2.61% due 9/18/2008	14,050	14,031
Electricité de France 2.21% due 10/17/2008[3]	12,890	12,853
ING (U.S.) Funding LLC 2.575% due 9/3/2008	12,400	12,397
Johnson & Johnson 2.05% due 11/7/2008[3]	12,300	12,236
BASF AG 2.20% due 11/24/2008[3]	12,200	12,135
Bank of America Corp. 2.54% due 10/15/2008	12,100	12,062
United Parcel Service Inc. 2.04% due 10/6/2008[3]	12,000	11,976
Honeywell International Inc. 2.05% due 10/14/2008[3]	11,800	11,761
Hewlett-Packard Co. 2.17% due 10/10/2008[3]	11,000	10,973
PepsiCo Inc. 2.02% due 9/3/2008[3]	10,000	9,998
American Honda Finance Corp. 2.35% due 9/10/2008	10,000	9,993
Harvard University 2.08% due 10/14/2008	9,700	9,669
Eksportfinans ASA 2.30% due 11/14/2008[3]	9,500	9,444
Genentech, Inc. 2.10% due 9/25/2008[3]	8,700	8,687
Merck & Co. Inc. 2.20% due 10/6/2008	7,800	7,779
Novartis Finance Corp. 2.40% due 9/8/2008[3]	7,700	7,695
AT&T Inc. 2.18% due 9/12/2008[3]	7,100	7,095
John Deere Capital Corp. 2.14% due 10/2/2008[3]	5,100	5,088
NetJets Inc. 2.08% due 10/17/2008[3]	4,200	4,189

Total short-term securities (cost: $358,071,000)		357,996

Total investment securities (cost: $1,155,229,000)		1,146,609
Other assets less liabilities		11,819

Net assets		$1,158,428

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $25,160,000, which represented 2.17% of the net assets of the fund.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $347,702,000, which represented 30.01% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-948-1008O-S15780

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Short Term Bond Fund of America, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Short Term Bond Fund of America, Inc. as of August 31, 2008, and for the year then ended and have issued our unqualified report thereon dated October 7, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the “Portfolio”) as of August 31, 2008 appearing in Item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on the Portfolios based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
October 7, 2008

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: November 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: November 7, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: November 7, 2008